Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	$ 9,945,755
Amortisation	913,373	$ 892,512	$ 1,328,244
Other Intangible Assets, Ending balance	9,838,274	9,945,755
Net carrying amount	9,838,274	9,945,755
Continuing operations	913,373	892,512	1,328,244
Discontinued operations			45,627
Profit (loss), attributable to owners of parent	913,373	892,512	1,373,871
Cancer Stem Cell Technology
Disclosure of detailed information about intangible assets [line items]
Net carrying amount	9,838,274	9,945,755
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	22,776,020	24,305,144
Foreign currency exchange differences	1,515,296	(1,529,124)
Other Intangible Assets, Ending balance	24,291,316	22,776,020	24,305,144
Gross Carrying Amount | KV1.3 Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	1,546,542	1,546,542
Other Intangible Assets, Ending balance	1,546,542	1,546,542	1,546,542
Gross Carrying Amount | VDA Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	2,282,527	2,282,527
Other Intangible Assets, Ending balance	2,282,527	2,282,527	2,282,527
Gross Carrying Amount | MultiCoreTechnology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	1,265,590	1,265,590
Other Intangible Assets, Ending balance	1,265,590	1,265,590	1,265,590
Gross Carrying Amount | Cancer Stem Cell Technology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	17,681,361	19,210,485
Foreign currency exchange differences	1,515,296	(1,529,124)
Other Intangible Assets, Ending balance	19,196,657	17,681,361	19,210,485
Accumulated Amortisation
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(12,830,265)	(12,538,732)
Foreign currency exchange differences	(709,404)	600,979
Amortisation	(913,373)	(892,512)
Other Intangible Assets, Ending balance	(14,453,042)	(12,830,265)	(12,538,732)
Accumulated Amortisation | KV1.3 Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(1,546,542)	(1,546,542)
Other Intangible Assets, Ending balance	(1,546,542)	(1,546,542)	(1,546,542)
Accumulated Amortisation | VDA Compound
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(2,282,527)	(2,282,527)
Other Intangible Assets, Ending balance	(2,282,527)	(2,282,527)	(2,282,527)
Accumulated Amortisation | MultiCoreTechnology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(1,265,590)	(1,265,590)
Other Intangible Assets, Ending balance	(1,265,590)	(1,265,590)	(1,265,590)
Accumulated Amortisation | Cancer Stem Cell Technology
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets, Beginning balance	(7,735,606)	(7,444,073)
Foreign currency exchange differences	(709,404)	600,979
Amortisation	(913,373)	(892,512)
Other Intangible Assets, Ending balance	$ (9,358,383)	$ (7,735,606)	$ (7,444,073)